Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 03, 2012
Registrant Name	dei_EntityRegistrantName	Brown Advisory Funds
Central Index Key	dei_EntityCentralIndexKey	0001548609
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 03, 2012
Document Effective Date	dei_DocumentEffectiveDate	Dec. 03, 2012
Brown Advisory Emerging Markets Fund (Prospectus Summary) | Brown Advisory Emerging Markets Fund | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BAFQX
Brown Advisory Emerging Markets Fund (Prospectus Summary) | Brown Advisory Emerging Markets Fund | Investor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BIAQX
Brown Advisory Emerging Markets Fund (Prospectus Summary) | Brown Advisory Emerging Markets Fund | Advisor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BAQAX